Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
NET INCOME	R$ 1,444,004	R$ 1,118,255	R$ 874,472
Items that will never be reclassified to profit or loss
Gain (losses) on post employment benefits	(58,354)	(46,506)	(88,906)
Gain (losses) on post employment benefits - equity	0	0	(852)
Gain (losses) on taxes on other comprehensive income	19,994	16,827	30,174
Items that may be reclassified to profit or loss
Adjustments related to financial assets	0	26,138	3,612
Taxes on other comprehensive income	0	(8,888)	(1,229)
Realization - gain on financial assets, net of tax	0	(18,909)	0
Total comprehensive income, net of taxes	(38,360)	(31,338)	(57,201)
TOTAL COMPREHENSIVE INCOME	1,405,644	1,086,917	817,271
Attributed to controlling shareholders	1,368,549	1,002,411	838,506
Attributed to non-controlling interest	R$ 37,095	R$ 84,506	R$ (21,235)